Financial Instruments Risks (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of Credit Risk Exposure of Loans and Advances
The Group’s credit risk exposure of financial assets, loan commitments and financial guarantees
under IFRS 9 with stage allocation by asset classification as of December 31, 2023 and 2022 is provided below:

Credit risk exposure	December 31, 2023	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	415,678,677	415,678,677	—	—

Financial assets at amortized cost	3,492,654,055	3,154,006,364	303,440,509	35,207,182

Debt securities	96,681,440	—	96,681,440	—

Wholesale	1,221,331,138	1,129,949,339	85,843,115	5,538,684

- Business	528,849,835	504,743,775	19,918,423	4,187,637
- Corporate and Investment Banking	362,392,695	311,601,170	50,791,308	217
- Institutional and international	10,319	3,685	1,537	5,097
- MSMEs	159,206,280	142,728,700	15,131,847	1,345,733
- Others	170,872,009	170,872,009	—	—

Retail	972,219,682	821,635,230	120,915,954	29,668,498

- Advances	1,909,410	1,166,156	377,016	366,238
- Credit cards	674,523,874	582,116,623	78,202,893	14,204,358
- Personal loans	153,475,842	131,013,331	11,302,243	11,160,268
- Pledge loans	47,968,181	46,532,007	653,277	782,897
- Mortgages	90,404,966	58,129,217	29,121,012	3,154,737
- Receivables from financial leases	2,177,565	2,163,236	14,329	—
- Others	1,759,844	514,660	1,245,184	—

Reverse repurchase agreements	1,202,421,795	1,202,421,795	—	—

- BCRA repos	1,202,421,795	1,202,421,795	—	—

Financial assets at fair value through other comprehensive income	841,884,579	192,781,776	649,102,803	—

Debt securities	841,884,579	192,781,776	649,102,803	—

Total financial assets risk	4,750,217,311	3,762,466,817	952,543,312	35,207,182

Loan commitments and financial guarantees	647,025,344	585,414,818	61,403,032	207,494

Wholesale	241,347,117	217,735,177	23,589,353	22,587

- Business	96,632,508	83,741,932	12,885,097	5,479
- Corporate and Investment Banking	95,868,758	92,737,597	3,131,153	8
- Institutional and international	35,404,046	31,588,932	3,815,114	—
- MSMEs	13,441,805	9,666,716	3,757,989	17,100

Credit risk exposure	December 31, 2023	Stage 1	Stage 2	Stage 3
Retail	405,678,227	367,679,641	37,813,679	184,907

- Advances	13,284,965	12,787,853	494,004	3,108
- Credit cards	390,703,870	353,899,032	36,679,554	125,284
- Mortgages	1,598,766	913,866	628,385	56,515
- Others	90,626	78,890	11,736	—

Total loan commitments and financial guarantees	647,025,344	585,414,818	61,403,032	207,494

Total credit risk exposure	5,397,242,655	4,347,881,635	1,013,946,344	35,414,676

Credit risk exposure	December 31, 2022	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	556,906,904	556,906,904	—	—

Financial assets at amortized cost	2,783,507,847	2,401,123,764	343,206,765	39,177,318

Debt securities	138,659,964	—	138,659,964	—

Wholesale	1,214,785,498	1,155,211,671	53,184,583	6,389,244

- Business	524,857,823	489,222,837	30,582,887	5,052,099
- Corporate and Investment Banking	352,986,681	334,163,826	18,822,815	40
- Institutional and international	188,578	8,729	178,046	1,803
- MSMEs	153,825,763	148,889,626	3,600,835	1,335,302
- Others	182,926,653	182,926,653	—	—

Retail	1,266,372,541	1,082,222,249	151,362,218	32,788,074

- Advances	3,354,887	1,837,008	987,944	529,935
- Credit cards	822,762,185	707,207,058	102,601,449	12,953,678
- Personal loans	220,915,565	194,713,429	13,703,503	12,498,633
- Pledge loans	84,573,077	79,746,567	2,299,056	2,527,454
- Mortgages	131,979,055	95,975,191	31,729,028	4,274,836
- Receivables from financial leases	2,688,360	2,643,692	41,130	3,538
- Others	99,412	99,304	108	—

Reverse repurchase agreements	163,689,844	163,689,844	—	—

- BCRA repos	163,689,844	163,689,844	—	—

Financial assets at fair value through other comprehensive income	1,922,232,186	1,478,379,540	443,852,646	—

Debt securities	1,922,232,186	1,478,379,540	443,852,646	—

Total financial assets risk	5,262,646,937	4,436,410,208	787,059,411	39,177,318

Credit risk exposure	December 31, 2022	Stage 1	Stage 2	Stage 3
Loan commitments and financial guarantees	664,472,529	606,937,314	57,326,255	208,960

Wholesale	124,191,534	109,972,663	14,184,466	34,405

- Business	46,597,993	38,071,627	8,513,906	12,460
- Corporate and Investment Banking	54,373,985	51,837,248	2,536,737	—
- Institutional and international	11,467,755	9,147,894	2,319,861	—
- MSMEs	11,751,801	10,915,894	813,962	21,945

Retail	540,280,995	496,964,651	43,141,789	174,555

- Advances	30,487,566	29,181,844	1,301,474	4,248
- Credit cards	507,464,932	466,048,328	41,291,086	125,518
- Mortgages	2,108,796	1,528,230	535,777	44,789
- Others	219,701	206,249	13,452	—

Total loan commitments and financial guarantees	664,472,529	606,937,314	57,326,255	208,960

Total credit risk exposure	5,927,119,466	5,043,347,522	844,385,666	39,386,278

Summary of Credit Quality Analysis of Loans and Advances
The Group’s credit quality analysis of financial assets under IFRS 9 with risk allocation as of December 31, 2023 and 2022 is provided below:

Credit quality analysis	December 31, 2023	December 31, 2022
Cash and cash equivalents
- Low risk (PD < 2.3%)	415,678,677	556,906,904

Total cash and cash equivalents	415,678,677	556,906,904

Wholesale
- Low risk (PD < 4%)	1,254,676,711	1,167,991,905
- Medium risk (PD ≥ 4% to < 24%)	166,178,544	112,799,574
- High risk (PD ≥ 24% to < 100% or Individually Stage 2)	36,261,729	51,761,904
- Non performing (PD = 100% or Individually Stage 3)	5,561,271	6,423,649

Total wholesale	1,462,678,255	1,338,977,032

Retail
- Low risk (PD < 2.3%)	1,075,897,337	1,379,787,080
- Medium risk (PD ≥ 2.3% to < 29%)	266,128,432	375,330,757
- High risk (PD ≥ 29% to < 100% or Individually Stage 2)	6,018,735	18,573,070
- Non performing (PD = 100% or Individually Stage 3)	29,853,405	32,962,629

Total retail	1,377,897,909	1,806,653,536

Reverse repurchase agreement
- BCRA repos (CCC+)	1,202,421,795	163,689,844

Total reverse repurchase agreement	1,202,421,795	163,689,844

Debt securities
- BCRA Liquidity Bills (CCC+)	174,330,520	1,466,786,104
- Government securities (CCC-)	752,062,939	582,512,610
- Corporate bonds (B)	12,085,356	11,593,436
- Corporate bonds (B-)	87,204	—

Total debt securities	938,566,019	2,060,892,150

Total credit risk exposure	5,397,242,655	5,927,119,466

Table of Net Credit Risk Exposure Explanatory	the following table shows the net credit risk exposure as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Maximum exposure to credit risk	5,397,242,655	5,927,119,466
Collateral held or other credit enhancements	(2,164,506,418)	(1,089,537,232)

Total net credit risk exposure	3,232,736,237	4,837,582,234

Table of Evolution of Total VaR
VaR (in millions of pesos)

	Year ended December 31, 2023	Year ended December 31, 2022
Average	303.54	141.13
Minimum	24.49	48.71
Maximum	1,586.80	263.07
Closing	296.22	112.22
VaR per risk factors – (in millions of pesos)

VaR interest rate	Year ended December 31, 2023	Year ended December 31, 2022
Average	336.97	157.79
Minimum	29.58	49.32
Maximum	2,163.96	298.07
Closing	298.78	121.29

VaR foreign exchange rate	Year ended December 31, 2023	Year ended December 31, 2022
Average	7.24	1.05
Minimum	0.29	-0.47
Maximum	190.63	65.11
Closing	12.28	0.15

Table of Position in Foreign Currency
The position in foreign currency is shown below:

	Total as of December 31, 2023	As of December 31, 2023 (per currency)				Total as of December 31, 2022
		US Dollar	Euro	Real	Other
ASSETS
Cash and cash equivalents	1,076,719,793	1,041,165,789	32,597,593	494,680	2,461,731	773,572,820
Financial assets at fair value through profit or loss - Debt securities	225,199,948	225,199,948	—	—	—	10,961,484
Other financial assets	80,696,615	80,681,827	14,788	—	—	59,884,911
Loans and advances	196,957,836	196,589,749	368,087	—	—	119,996,346
Financial assets at fair value through other comprehensive income - Debt securities	74,070,243	74,070,243	—	—	—	17,022,612
Financial assets at fair value through other comprehensive income - Equity instruments	432,216	404,468	27,748	—	—	187,625

TOTAL ASSETS	1,654,076,651	1,618,112,024	33,008,216	494,680	2,461,731	981,625,798

LIABILITIES
Deposits	1,281,848,662	1,263,551,944	18,296,718	—	—	890,641,779
Other financial liabilities	79,930,161	73,958,024	5,400,352	—	571,785	68,186,188
Bank loans	3,119,096	2,800,253	318,843	—	—	3,455,761
Other liabilities	61,891,994	38,792,328	23,099,666	—	—	36,704,866

TOTAL LIABILITIES	1,426,789,913	1,379,102,549	47,115,579	—	571,785	998,988,594

NET ASSETS / (LIABILITIES)	227,286,738	239,009,475	(14,107,363)	494,680	1,889,946	(17,362,796)

Table of Sensitivity of the Economic Value SEV	SEV +100 bps

	December 31, 2023	December 31, 2022
Closing	1.09%	0.62%
Minimum	0.67%	0.62%
Maximum	1.09%	1.42%
Average	0.79%	1.00%

Table of Sensitivity of the Financial Margin SFM	SFM -100 bps

	December 31, 2023	December 31, 2022
Closing	0.30%	0.47%
Minimum	0.11%	0.43%
Maximum	0.35%	1.01%
Average	0.24%	0.75%

Table of the Progress of LtSCD Ratios

	December 31, 2023	December 31, 2022
LtSCD Closing	59.7%	58.0%
Max	80.3%	62.8%
Min	58.2%	54.6%
Avg	62.7%	58.6%

Table of the Progress of LCR Ratios

	December, 2023	December, 2022
LCR Closing	271%	348%
Max	433%	348%
Min	151%	223%
Avg	246%	278%

Table of Concentration of Deposits

	December 31, 2023		December 31, 2022
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	550,858,950	15.14%	304,614,921	7.45%
50 following largest customers	392,517,039	10.79%	439,358,749	10.74%
100 following largest customers	186,621,640	5.13%	166,445,085	4.07%
Rest of customers	2,509,309,031	68.94%	3,180,893,681	77.74%

TOTAL	3,639,306,660	100.00%	4,091,312,436	100.00%

Table of Breakdown by Contractual Maturity of Financial Liabilities

	Assets (1)		Liabilities (1)
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Up to 1 month (2)	948,027,726	1,156,925,565	3,870,639,601	3,924,202,723
From more than 1 month to 3 month	372,964,126	378,153,999	288,142,094	333,552,210
From more than 3 month to 6 month	351,924,061	284,396,797	100,401,517	342,760,271
From more than 6 month to 12 month	311,728,457	236,503,073	33,725,396	13,392,406
From more than 12 month to 24 month	210,364,472	250,085,084	11,714,874	10,388,584
More than 24 months	349,270,361	433,127,189	18,691,790	15,713,621

TOTAL	2,544,279,203	2,739,191,707	4,323,315,272	4,640,009,815

(1)	These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using interest rate prevailing at the end of each period.
(2)	The Bank has liquid assets such as cash and cash equivalents (Note 4), reverse repurchase agreements (Note 6.3) and BCRA liquidity bills (Note 10.1), among others, to settle its liabilities.

Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

Financial guarantees and loan commitments	December 31, 2023	December 31, 2022
Up to 1 month	1,889,829,494	2,607,674,595
From more than 1 month to 3 month	22,031,136	20,057,032
From more than 3 month to 6 month	13,917,028	14,712,799
From more than 6 month to 12 month	23,063,990	7,609,973
From more than 12 month to 24 month	22,742,910	1,576,585
More than 24 months	5,176,587	2,847,496

TOTAL	1,976,761,145	2,654,478,480

Table of Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the End of the Reporting Period

	December 31, 2023	December 31, 2022
Financial assets
Loans and advances	559,634,833	683,212,273
Debt securities	134,719,555	5,242,340,911
Other financial assets	34,420,575	23,594,306

Total	728,774,963	5,949,147,490

Financial liabilities
Other financial liabilities	22,099,882	18,421,874
Bank loans	8,017,438	7,438,454
Deposits	289,344	241,877

Total	30,406,664	26,102,205